Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS:
Onex Corporation (Onex) beneficially owns, controls, or directs, directly or indirectly, all of our outstanding MVS. Accordingly, Onex has the ability to exercise significant influence over our business and affairs and generally has the power to determine all matters submitted to a vote of our shareholders where the SVS and MVS vote together as a single class. Mr. Gerald Schwartz, the Chairman of the Board, President and Chief Executive Officer of Onex, indirectly owns shares representing the majority of the voting rights of the shares of Onex.
We are party to a Services Agreement with Onex for the services of Mr. Tawfiq Popatia, an officer of Onex, as a director of Celestica, pursuant to which Onex receives compensation for such services. This agreement automatically renews for successive one-year terms unless either party provides a notice of intent not to renew. Under such agreement, the annual fee payable to Onex is $0.235, payable in DSUs in equal quarterly installments, in arrears. The Services Agreement terminates automatically and the rights of Onex to receive compensation (other than accrued and unpaid compensation) will terminate (a) 30 days after the first day on which Onex ceases to hold at least one MVS of Celestica or any successor company or (b) the date Mr. Popatia ceases to be a director of Celestica for any reason.
See note 7 for details with respect to Mr. Schwartz's interest in the Property Purchaser, and the Property Purchaser's 5% non-voting interest in the Assignee.
Compensation of key management personnel:

Our key management team consists of directors and senior executive officers. The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers were as follows:

	Year ended December 31
	2017	2018	2019
Short-term employee benefits and costs	$7.5	$6.2	$4.4
Post-employment and other long-term benefits	0.6	0.3	0.3
SBC (including DSUs and RSUs to eligible directors)	12.4	14.8	15.6
	$20.5	$21.3	$20.3